OTHER RECEIVABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER RECEIVABLES [Abstract]
Advances to staff	$ 211,671	$ 254,229
Loan advanced to unrelated third parties	796,818	2,198,359
Loan advanced to a related company	318,332
Standby guarantee fund	530,489
Others	412,763	398,013
Other Receivables, Net, Current, Total	2,270,073	2,850,601
Non-current portion	$ 3,039,835	$ 3,499,083